Reserve for Life-Contingent Contract Benefits and Contractholder Funds	12 Months Ended
Dec. 31, 2021
Reserve for Life-Contingent Contract Benefits and Contractholder Funds
Reserve for Life-Contingent Contract Benefits and Contractholder Funds	Reserve for Life-Contingent Contract Benefits and Contractholder Funds
As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in millions)	2021	2020
Immediate fixed annuities:
Structured settlement annuities	$5,166	$7,407
Other immediate fixed annuities	1,357	1,507
Traditional life insurance	2,425	2,650
Accident and health insurance	102	169
Other	69	67
Total reserve for life-contingent contract benefits	$9,119	$11,800
The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	Actual company experience with projected calendar year improvements	6.0%	Present value of contractually specified future benefits and expenses
Other immediate fixed annuities	Actual company experience with projected calendar year improvements	6.0%	Present value of expected future benefits based on historical experience and expenses
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 2.5% to 11.3%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Industry data with internal modifications	4.5%	Unearned premium; additional contract reserves for morbidity risk and unpaid claims
Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 2.0% to 5.8%	Projected benefit ratio applied to cumulative assessments
______________________
(1)In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).
In the fourth quarter of 2021, the premium deficiency evaluation of the Company’s immediate annuities with life contingencies resulted in an increase to the premium deficiency reserve of $174 million. The long-term investment yield assumption was lowered in connection with a new strategy that reduces equity exposure. This was partially offset by a projected reduction in expenses. The additional deficiency was recognized as an increase in the reserve for life contingent contract benefits.
In the third quarter of 2020, the premium deficiency evaluation of the Company’s immediate annuities with life contingencies resulted in a premium deficiency reserve of $226 million. The long-term investment yield assumption was lowered, which resulted in the prior sufficiency changing to a deficiency. The deficiency was recognized as an increase in the reserve for life contingent contract benefits. The original assumptions used to establish reserves were updated to reflect current assumptions, and the primary changes included mortality expectations, where annuitants are living longer than originally anticipated, and long-term investment yields.
To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, an insurance reserves adjustment is recorded for certain immediate annuities with life contingencies. This liability is included in the reserve for life-contingent contract benefits with respect to this unrealized deficiency. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in AOCI. This liability was $118 million and $496 million as of December 31, 2021 and 2020, respectively.
As of December 31, contractholder funds consist of the following:

($ in millions)	2021	2020
Interest-sensitive life insurance	$6,883	$7,794
Investment contracts:
Fixed annuities	6,000	8,163
Other investment contracts	511	524
Total contractholder funds	$13,394	$16,481
The following table highlights the key contract provisions relating to contractholder funds.

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0.0% to 8.8% for equity-indexed life (whose returns are indexed to the S&P 500) and 1.0% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities	Interest rates credited range from 0.0% to 8.7% for immediate annuities; (8.0)% to 9.0% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 0.1% to 5.5% for all other products
Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 11.3% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable (1) and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities
	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract
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(1)In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.
Contractholder funds activity for the years ended December 31 is as follows:

($ in millions)	2021	2020	2019
Balance, beginning of year	$16,481	$16,711	$17,470
Deposits	904	818	834
Interest credited	449	574	581
Benefits	(693)	(733)	(769)
Surrenders and partial withdrawals	(590)	(649)	(844)
Contract charges	(705)	(643)	(637)
Net transfers from separate accounts	7	5	11
Decrease related to sale of ALNY	(2,368)	—	—
Decrease related to AHL recapture of reinsurance	(146)	—	—
Reinsurance assumed from EAC	—	256	—
Other adjustments	55	142	65
Balance, end of year	$13,394	$16,481	$16,711
The Company offered various guarantees to variable annuity contractholders. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The account balances of variable annuity contracts’ separate accounts with guarantees included $2.66 billion and $2.94 billion of equity, fixed income and balanced mutual funds and $224 million and $238 million of money market mutual funds as of December 31, 2021 and 2020, respectively.
The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	As of December 31,
	2021	2020
In the event of death
Separate account value	$2,885	$3,174
Net amount at risk (1)	$267	$308
Average attained age of contractholders	68 years	72 years
At annuitization (includes income benefit guarantees)
Separate account value	$914	$925
Net amount at risk (2)	$113	$140
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$156	$178
Net amount at risk (3)	$11	$12
Accumulation at specified dates
Separate account value	$66	$93
Net amount at risk (4)	$7	$11
Weighted average waiting period until guarantee date	3 years	3 years
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(1)Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.
The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.
Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant’s attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.
Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.
The following table summarizes the liabilities for guarantees.

($ in millions)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2020	$329	$26	$121	$476
Less reinsurance recoverables	69	23	33	125
Net balance as of December 31, 2020	260	3	88	351
Incurred guarantee benefits	36	—	19	55
Paid guarantee benefits	(5)	—	—	(5)
Decrease related to sale of ALNY	(41)	—	—	(41)
Reinsurance ceded to ERL	(87)	—	—	(87)
Net change	(97)	—	19	(78)
Net balance as of December 31, 2021	163	3	107	273
Plus reinsurance recoverables	161	17	23	201
Balance, December 31, 2021	$324	$20	$130	$474

Balance, December 31, 2019	$292	$23	$103	$418
Less reinsurance recoverables	81	20	32	133
Net balance as of December 31, 2019	211	3	71	285
Incurred guarantee benefits	49	—	17	66
Paid guarantee benefits	(2)	—	—	(2)
Reinsurance assumed from EAC	2	—	—	2
Net change	49	—	17	66
Net balance as of December 31, 2020	260	3	88	351
Plus reinsurance recoverables	69	23	33	125
Balance, December 31, 2020	$329	$26	$121	$476
The following table summarizes reserves included in total liability balance for guarantees by type of benefit as of December 31.

($ in millions)	2021	2020	2019
Variable annuity
Death benefits	$69	$67	$78
Income benefits	18	24	21
Accumulation benefits	12	18	18
Withdrawal benefits	11	15	14
Other guarantees	364	352	287
Total	$474	$476	$418